Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Revenues) (Details) (Revenues [Member])	3 Months Ended				12 Months Ended
	Nov. 30, 2013		Nov. 30, 2012		Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	44.40%		14.80%		21.20%		24.70%		20.50%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	33.60%		16.10%		20.20%		16.80%		16.60%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]		[1]		[1]		[2]	20.90%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	38.60%		14.50%		17.40%		25.40%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.90%			[2]		[2]		[2]		[2]
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	19.80%		22.50%		14.00%			[2]

[1]	** No revenue
[2]	* Less than 10%